United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/15

Date of Reporting Period: Quarter ended 03/31/15

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—95.8%
	Aerospace/Defense—1.0%
$1,995,000	B/E Aerospace, Inc., Term Loan—Institutional, 4.00%, 12/16/2021	$2,013,683
2,912,750	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	2,912,211
992,500	TransDigm, Inc., Term Loan—Institutional, 3.75%, 6/4/2021	991,602
	TOTAL	5,917,496
	Automotive—3.8%
1,564,574	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,568,486
1,960,164	Allison Transmission, Inc., Term Loan—Institutional, 3.50%, 8/23/2019	1,963,476
1,050,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,027,252
992,500	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	991,632
4,975,000	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/3/2021	4,962,264
2,500,000	INA Beteiligungsgesellschaft mbH, Term Loan—Institutional, 4.25%, 5/15/2020	2,521,525
1,950,703	MPG Holdco I, Inc., Term Loan—Institutional, 4.25%, 10/20/2021	1,963,754
1,955,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,962,331
2,784,668	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,786,408
1,436,250	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,416,501
	TOTAL	21,163,629
	Building Materials—2.1%
2,955,000	American Builders & Contractors Supply Co., Inc., Term Loan—Institutional, 3.50%, 4/16/2020	2,952,784
3,952,468	CPG International, Inc., Term Loan—Institutional, 4.750%, 9/30/2020	3,900,098
1,975,000	Norcraft Cos. L.P., Term Loan—Institutional, 5.25%, 12/13/2020	1,982,406
992,500	Nortek, Inc., Term Loan—Institutional, 3.500%, 10/30/2020	988,282
1,957,519	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	1,942,847
	TOTAL	11,766,417
	Cable Satellite—1.6%
2,500,000	Altice Financing SA, Term Loan—Institutional, 5.25%, 1/29/2022	2,527,350
1,421,195	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,424,826
1,940,126	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	1,935,674
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,416,679
1,709,619	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	1,709,627
	TOTAL	9,014,156
	Chemicals—2.0%
3,770,279	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,753,991
2,990,000	Eco Services Operations LLC, Term Loan—Institutional, 4.75%, 12/1/2021	3,008,687
997,500	MacDermid, Inc., Term Loan—Institutional, 4.75%, 6/7/2020	1,005,605
1,481,250	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2020	1,442,834
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 6/6/2020	1,863,750
	TOTAL	11,074,867
	Consumer Cyclical Services—3.0%
4,173,558	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	4,161,392
1,067,654	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	1,064,542
3,967,513	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,996,456
7,715,000	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	7,703,427
	TOTAL	16,925,817
	Consumer Products—4.6%
2,712,069	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,721,955

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Products—continued
$2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.00%, 4/15/2021	$2,192,729
4,427,712	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	4,328,089
5,404,069	Party City Holdings, Inc., Term Loan—Institutional, 4.002%, 7/27/2019	5,407,446
1,286,641	Prestige Brands Holdings, Inc., Term Loan—Institutional, 4.125%, 1/31/2019	1,293,878
916,667	Prestige Brands, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	921,250
1,603,831	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.50%, 9/4/2019	1,608,009
3,941,229	SRAM LLC, Term Loan—Institutional, 4.013%, 4/10/2020	3,941,229
2,424,093	Water PIK, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	2,418,033
831,579	Water PIK, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	830,539
	TOTAL	25,663,157
	Diversified Manufacturing—2.9%
2,942,456	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	2,905,675
2,000,000	Dynacast International LLC, Term Loan—Institutional, 5.25%, 1/30/2022	2,022,500
2,000,000	Dynacast International LLC, Term Loan—Institutional, 9.50%, 1/30/2023	2,025,000
4,934,949	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,691,755
3,960,000	Milacron LLC, Term Loan—Institutional, 4.00%, 3/28/2020	3,930,320
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	500,739
	TOTAL	16,075,989
	Financial Institutions—3.0%
1,955,250	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,938,953
4,964,900	Hub International Ltd., Term Loan—Institutional, 4.25%, 10/2/2020	4,932,082
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,932,500
2,965,037	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,933,534
2,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	1,955,000
1,990,000	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,987,920
	TOTAL	16,679,989
	Food & Beverage—4.9%
61,707	Aramark Corp., Revolver—1st Lien, 3.671%, 7/26/2016	61,475
4,709,905	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,710,400
1,962,519	Del Monte Pacific Ltd., Term Loan—Institutional, 4.253%, 2/18/2021	1,873,587
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,722,500
2,617,170	HJ Heinz Co., Term Loan—Institutional, 3.25%, 6/5/2020	2,625,153
5,934,835	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	5,954,598
3,461,370	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.00%, 4/29/2020	3,452,716
985,000	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.00%, 4/29/2020	982,459
995,000	Shearer's Foods, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	997,488
3,930,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,936,563
	TOTAL	27,316,939
	Gaming—4.3%
1,370,587	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	1,384,293
2,528,895	American Casino & Entertainment, Term Loan—Institutional, 4.50%, 7/3/2019	2,543,120
2,357,020	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,332,472
3,919,623	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	3,911,862
4,950,000	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	4,922,156
980,038	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	980,141
2,641,163	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	2,644,465
2,738,354	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	2,748,828
2,955,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,951,306
	TOTAL	24,418,643

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Health Care—10.6%
$992,500	Amsurg Corp., Term Loan—Institutional, 3.75%, 7/16/2021	$996,167
3,603,567	Biomet, Inc., Term Loan—Institutional, 3.674%, 7/25/2017	3,604,594
1,598,724	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,606,494
3,811,760	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	3,812,713
972,576	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.25%, 1/27/2021	978,484
493,763	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	495,582
1,153,936	DJO Finance LLC, Term Loan—Institutional, 4.25%, 9/15/2017	1,158,552
3,171,673	Envision Healthcare Corp., Term Loan—Institutional, 4.00%, 5/25/2018	3,186,342
958,789	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	899,665
1,919,298	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	1,925,766
4,940,050	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	4,932,862
2,992,500	INC Research LLC, Term Loan—Institutional, 4.50%, 10/31/2021	3,018,684
6,190,009	Multiplan, Inc., Term Loan—Institutional, 3.75%, 3/31/2021	6,179,517
4,962,456	National Mentor Holdings, Inc., Term Loan—Institutional, 4.25%, 1/31/2021	4,968,039
4,967,487	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	4,927,127
5,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	4,943,750
1,839,175	Radnet, Inc., Term Loan—Institutional, 4.250%, 10/10/2018	1,843,387
935,607	Sage Products Holdings III LLC, Term Loan—Institutional, 5.00%, 12/13/2019	945,745
1,000,000	Surgical Care Affiliates, Inc., Term Loan—Institutional, 4.25%, 3/17/2022	1,005,000
5,909,786	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 6/6/2019	5,917,173
485,000	United Surgical Partners International, Inc., Term Loan—Institutional, 4.750%, 4/19/2017	486,215
970,225	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	971,743
500,670	VWR Funding, Inc., Term Loan—Institutional, 3.428%, 4/3/2017	501,193
	TOTAL	59,304,794
	Independent Energy—1.3%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	2,417,200
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	368,906
1,971,248	Fieldwood Energy, Term Loan—Institutional, 3.875%, 9/25/2018	1,846,636
3,746,306	Fieldwood Energy, Term Loan—Institutional, 3.375%, 9/30/2020	2,760,241
	TOTAL	7,392,983
	Industrial - Other—6.2%
3,411,429	Custom Sensors & Technologies, Inc., Term Loan—Institutional, 4.50%, 9/3/2021	3,415,693
1,975,000	Filtration Group, Inc., Term Loan—Institutional, 4.50%, 11/21/2020	1,990,622
3,000,000	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	3,018,750
2,399,772	Generac Power Systems, Term Loan—Institutional, 3.25%, 5/31/2020	2,398,764
3,696,391	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	3,731,803
7,198,266	Interline Brands, Inc., Term Loan—Institutional, 4.00%, 3/17/2021	7,181,422
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	2,955,000
3,130,583	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/28/2019	3,127,327
1,995,000	Mueller Water Products, Inc., Term Loan—Institutional, 4.00%, 11/25/2021	2,007,449
2,937,507	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	2,941,369
1,948,377	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,945,455
	TOTAL	34,713,654
	Leisure—0.1%
209,476	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	210,655
500,000	Regal Cinemas Corp., Term Loan—Institutional, 3.75%, 3/27/2022	501,640
	TOTAL	712,295
	Lodging—2.7%
2,934,203	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	2,934,203

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Lodging—continued
$3,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	$3,026,250
3,704,589	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	3,713,850
2,962,500	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.50%, 12/9/2020	2,987,963
2,608,302	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 4.00%, 4/14/2021	2,620,130
	TOTAL	15,282,396
	Media Entertainment—7.7%
2,000,000	CBS Outdoor Americas Capital LLC / Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,998,330
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.928%, 1/30/2019	5,955,281
783,483	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	780,870
1,582,022	Cumulus Media, Inc., Term Loan—Institutional, 4.25%, 12/23/2020	1,557,105
6,437,279	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	6,477,512
1,100,132	Entercom Radio LLC, Term Loan—Institutional, 4.00%, 11/23/2018	1,102,541
4,183,926	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	4,152,568
3,990,000	IMC OP LP, Term Loan—Institutional, 5.25%, 8/15/2020	4,044,862
4,955,181	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	4,843,690
775,184	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.175%, 4/15/2021	776,637
4,181,152	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	4,186,399
2,972,525	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	2,975,319
2,500,000	Townsquare Media, Inc., Term Loan—Institutional, 4.25%, 3/30/2022	2,507,038
1,842,311	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	1,771,908
	TOTAL	43,130,060
	Midstream—1.5%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	2,816,250
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,573,743
2,000,000	Energy Transfer Equity LP, Term Loan—Institutional, 4.00%, 12/2/2019	1,996,500
	TOTAL	8,386,493
	Oil Field Services—0.1%
436,364	FTS International, Inc., Term Loan—Institutional, 5.75%, 4/16/2021	342,205
	Packaging—4.0%
2,443,685	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,441,095
1,344,746	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,346,736
7,944,987	Bway Holding Co., Term Loan—Institutional, 5.50%, 8/14/2020	8,031,071
1,985,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,980,037
1,980,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,975,050
1,574,182	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.50%, 12/1/2018	1,583,037
4,955,874	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	4,934,192
	TOTAL	22,291,218
	Pharmaceuticals—1.8%
1,980,000	Grifols SA, Term Loan—Institutional, 3.178%, 2/27/2021	1,980,337
4,917,946	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	4,926,823
1,388,590	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 3.50%, 8/5/2020	1,390,936
1,132,530	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.00%, 3/13/2022	1,138,901
867,470	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.00%, 3/13/2022	872,349
	TOTAL	10,309,346
	Restaurants—1.0%
3,958,371	Burger King Corp., Term Loan—Institutional, 4.50%, 12/12/2021	4,001,795
1,473,750	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.750%, 5/14/2020	1,469,144
	TOTAL	5,470,939

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Retailers—3.1%
$2,920,137	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	$2,931,905
2,000,000	Dollar Tree, Inc., Term Loan—Institutional, 4.25%, 3/9/2022	2,023,470
2,949,963	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,957,028
5,937,556	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,926,423
1,359,049	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,361,312
2,000,000	PetSmart, Inc., Term Loan—Institutional, 5.00%, 3/10/2022	2,017,320
	TOTAL	17,217,458
	Services—2.0%
2,992,500	Acosta Holdco, Inc., Term Loan—Institutional, 5.00%, 9/26/2021	3,026,869
1,975,037	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,969,685
2,159,548	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	2,171,026
1,995,000	Packers Holdings LLC, Term Loan—Institutional, 5.00%, 12/3/2021	2,012,456
1,965,000	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	1,957,631
	TOTAL	11,137,667
	Technology—18.5%
987,500	Applied Systems, Inc., Term Loan—Institutional, 4.286%, 1/23/2021	989,045
2,100,000	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	2,100,651
1,293,111	Avago Technologies Ltd., Term Loan—Institutional, 3.75%, 5/6/2021	1,297,521
1,948,082	Avaya, Inc., Term Loan—Institutional, 6.50%, 3/31/2018	1,946,465
1,455,669	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,457,489
4,805,891	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,712,032
1,960,011	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,944,586
5,816,131	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	5,445,353
2,992,500	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,908,964
2,962,500	Dell, Inc., Term Loan—Institutional, 4.50%, 4/29/2020	2,986,304
2,707,229	Ellucian, Inc., Term Loan—Institutional, 4.00%, 7/19/2018	2,709,598
492,958	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	494,446
5,111,136	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	5,106,868
3,811,174	Epicor Software Corp., Term Loan—Institutional, 4.00%, 5/16/2018	3,815,461
1,026,740	First Data Corp., Term Loan—Institutional, 4.174%, 3/24/2021	1,031,340
955,175	Freescale Semiconductor, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	958,222
2,955,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	2,973,676
1,882,297	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 2/19/2021	1,896,122
2,857,887	Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	2,885,280
5,461,237	Interactive Data Corp., Term Loan—Institutional, 4.75%, 5/2/2021	5,492,530
816,177	Ion Trading Technologies Sarl, Term Loan—Institutional, 4.25%, 6/10/2021	814,748
3,695,196	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	3,708,056
2,000,000	Lattice Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/10/2021	2,007,500
2,905,045	Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,882,807
2,970,000	Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	2,914,312
2,500,000	Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,437,500
2,000,000	Riverbed Technology, Inc., Term Loan—Institutional, 6.00%, 2/25/2022	2,022,000
1,441,135	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,447,145
2,985,000	Skillsoft Ltd., Term Loan—Institutional, 5.75%, 4/28/2021	2,956,090
2,000,000	TASC, Inc., Term Loan—Institutional, 12.00%, 5/23/2021	2,125,000
2,995,000	TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	3,047,412
997,487	TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	1,014,943
2,000,000	Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/4/2020	2,003,750
997,500	TransFirst, Inc., Term Loan—Institutional, 5.50%, 11/12/2021	1,007,475

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$4,500,000		TransFirst, Inc., Term Loan—Institutional, 9.00%, 11/12/2022	$4,523,625
6,937,456		Transunion LLC, Term Loan—Institutional, 4.00%, 4/9/2021	6,946,683
2,576,087		Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.50%, 4/30/2021	2,569,660
1,474,468		Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,472,625
1,500,000		Websense, Inc., Term Loan—Institutional, 8.25%, 12/24/2020	1,504,688
2,977,500		WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,996,109
		TOTAL	103,554,081
		Transportation Services—0.5%
2,919,284		Hertz Corp., Term Loan—Institutional, 3.50%, 3/11/2018	2,913,547
		Utility - Electric—1.0%
5,910,032		Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,864,969
		Wireline Communications—0.5%
3,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 4.50%, 1/31/2022	3,020,160
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $537,675,613)	537,061,364
		Exchange-Traded Fund—0.9%
200,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $4,788,960)	4,818,000
		Investment Company—2.2%
12,535,863	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (IDENTIFIED COST $12,535,863)	12,535,863
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $555,000,436)[3]	554,415,227
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	5,952,301
		TOTAL NET ASSETS—100%	$560,367,528

1	Affiliated holding.
2	7-day net yield.
3	At March 31, 2015, the cost of investments for federal tax purposes was $554,697,890. The net unrealized depreciation of investments for federal tax purposes was $282,663. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,135,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,418,469.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$537,061,364	$—	$537,061,364
Exchange-Traded Fund	4,818,000	—	—	4,818,000
Investment Company	12,535,863	—	—	12,535,863
TOTAL SECURITIES	$17,353,863	$537,061,364	$—	$554,415,227

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 21, 2015